Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000017255 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class A
Trading Symbol	WASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class A) returned 6.41% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class A) – including sales charge	0.30%	11.79%	4.98%
Macquarie Asset Strategy Fund (Class A) – excluding sales charge	6.41%	13.11%	5.61%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,716,838,123
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 12,252,211
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class A shares increased from 1.05% to 1.11%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
Material Fund Change Expenses [Text Block]	For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class A shares increased from 1.05% to 1.11%.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017257 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class C
Trading Symbol	WASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.86%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class C) returned 5.65% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class C) – including sales charge	4.67%	12.20%	4.96%
Macquarie Asset Strategy Fund (Class C) – excluding sales charge	5.65%	12.20%	4.96%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,716,838,123
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 12,252,211
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class C shares increased from 1.80% to 1.86%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
Material Fund Change Expenses [Text Block]	For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class C shares increased from 1.80% to 1.86%.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000066833 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class R
Trading Symbol	IASRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class R) returned 6.16% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class R) – including sales charge	6.16%	12.78%	5.29%
Macquarie Asset Strategy Fund (Class R) – excluding sales charge	6.16%	12.78%	5.29%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,716,838,123
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 12,252,211
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R shares increased from 1.30% to 1.36%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
Material Fund Change Expenses [Text Block]	For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R shares increased from 1.30% to 1.36%.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000045541 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Institutional Class
Trading Symbol	IVAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Institutional Class) returned 6.69% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Institutional Class) – including sales charge	6.69%	13.40%	5.89%
Macquarie Asset Strategy Fund (Institutional Class) – excluding sales charge	6.69%	13.40%	5.89%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,716,838,123
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 12,252,211
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Institutional Class shares increased from 0.80% to 0.86%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
Material Fund Change Expenses [Text Block]	For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Institutional Class shares increased from 0.80% to 0.86%.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146677 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class R6
Trading Symbol	IASTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class R6) returned 6.80% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class R6) – including sales charge	6.80%	13.53%	6.01%
Macquarie Asset Strategy Fund (Class R6) – excluding sales charge	6.80%	13.53%	6.01%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,716,838,123
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 12,252,211
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017258 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Asset Strategy Fund(formerly, Delaware Ivy Asset Strategy Fund)
Class Name	Class Y
Trading Symbol	WASYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class Y) returned 6.42% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class Y) – including sales charge	6.42%	13.13%	5.64%
Macquarie Asset Strategy Fund (Class Y) – excluding sales charge	6.42%	13.13%	5.64%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,716,838,123
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 12,252,211
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class Y shares increased from 1.05% to 1.11%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
Material Fund Change Expenses [Text Block]	For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class Y shares increased from 1.05% to 1.11%.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017264 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class A
Trading Symbol	WSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class A) returned 3.05% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class A) – including sales charge	-2.88%	14.95%	11.53%
Macquarie Science and Technology Fund (Class A) – excluding sales charge	3.05%	16.32%	12.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,050,576,846
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 46,307,140
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017266 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class C
Trading Symbol	WSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.93%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class C) returned 2.27% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class C) – including sales charge	1.54%	15.39%	11.51%
Macquarie Science and Technology Fund (Class C) – excluding sales charge	2.27%	15.39%	11.51%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,050,576,846
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 46,307,140
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017263 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class R
Trading Symbol	WSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.43%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class R) returned 2.80% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class R) – including sales charge	2.80%	15.93%	11.82%
Macquarie Science and Technology Fund (Class R) – excluding sales charge	2.80%	15.93%	11.82%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,050,576,846
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 46,307,140
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000045542 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Institutional Class
Trading Symbol	ISTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Institutional Class) returned 3.32% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Institutional Class) – including sales charge	3.32%	16.57%	12.46%
Macquarie Science and Technology Fund (Institutional Class) – excluding sales charge	3.32%	16.57%	12.46%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,050,576,846
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 46,307,140
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146678 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class R6
Trading Symbol	ISTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class R6) returned 3.40% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class R6) – including sales charge	3.40%	16.70%	12.61%
Macquarie Science and Technology Fund (Class R6) – excluding sales charge	3.40%	16.70%	12.61%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,050,576,846
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 46,307,140
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017267 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Science and Technology Fund(formerly, Delaware Ivy Science and Technology Fund)
Class Name	Class Y
Trading Symbol	WSTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class Y) returned 3.06% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class Y) – including sales charge	3.06%	16.31%	12.20%
Macquarie Science and Technology Fund (Class Y) – excluding sales charge	3.06%	16.31%	12.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 5,050,576,846
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 46,307,140
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017269 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class A
Trading Symbol	WSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$110	1.14%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.14%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class A) returned -7.79% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class A) – including sales charge	-13.08%	7.92%	5.88%
Macquarie Small Cap Growth Fund (Class A) – excluding sales charge	-7.79%	9.20%	6.51%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,040,570,674
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,786,603
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017271 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class C
Trading Symbol	WRGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$181	1.89%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.88% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.89%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class C) returned -8.53% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class C) – including sales charge	-9.35%	8.34%	5.90%
Macquarie Small Cap Growth Fund (Class C) – excluding sales charge	-8.53%	8.34%	5.90%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,040,570,674
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,786,603
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017268 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class R
Trading Symbol	WSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$133	1.39%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.38% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.39%	[3]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class R) returned -7.97% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class R) – including sales charge	-7.97%	8.88%	6.21%
Macquarie Small Cap Growth Fund (Class R) – excluding sales charge	-7.97%	8.88%	6.21%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,040,570,674
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,786,603
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000045543 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$86	0.89%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.89%	[4]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Institutional Class) returned -7.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Institutional Class) – including sales charge	-7.57%	9.53%	6.86%
Macquarie Small Cap Growth Fund (Institutional Class) – excluding sales charge	-7.57%	9.53%	6.86%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,040,570,674
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,786,603
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146679 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class R6
Trading Symbol	IRGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$74	0.77%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.76% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.77%	[5]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class R6) returned -7.44% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class R6) – including sales charge	-7.44%	9.59%	6.95%
Macquarie Small Cap Growth Fund (Class R6) – excluding sales charge	-7.44%	9.59%	6.95%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,040,570,674
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,786,603
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017272 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Small Cap Growth Fund(formerly, Delaware Ivy Small Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$110	1.14%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.14%	[6]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class Y) returned -7.77% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class Y) – including sales charge	-7.77%	9.20%	6.55%
Macquarie Small Cap Growth Fund (Class Y) – excluding sales charge	-7.77%	9.20%	6.55%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,040,570,674
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,786,603
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017277 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class A
Trading Symbol	WCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class A) returned 7.94% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class A) – including sales charge	1.76%	17.43%	10.84%
Macquarie Core Equity Fund (Class A) – excluding sales charge	7.94%	18.84%	11.49%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,571,013,652
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 23,446,023
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017279 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class C
Trading Symbol	WTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class C) returned 7.17% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class C) – including sales charge	6.26%	17.89%	10.76%
Macquarie Core Equity Fund (Class C) – excluding sales charge	7.17%	17.89%	10.76%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,571,013,652
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 23,446,023
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122149 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class R
Trading Symbol	IYCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class R) returned 7.67% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class R) – including sales charge	7.67%	18.46%	11.11%
Macquarie Core Equity Fund (Class R) – excluding sales charge	7.67%	18.46%	11.11%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,571,013,652
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 23,446,023
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000045545 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Institutional Class
Trading Symbol	ICIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Institutional Class) returned 8.23% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Institutional Class) – including sales charge	8.23%	19.10%	11.76%
Macquarie Core Equity Fund (Institutional Class) – excluding sales charge	8.23%	19.10%	11.76%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,571,013,652
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 23,446,023
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146680 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class R6
Trading Symbol	ICEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class R6) returned 8.31% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class R6) – including sales charge	8.31%	19.23%	11.89%
Macquarie Core Equity Fund (Class R6) – excluding sales charge	8.31%	19.23%	11.89%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,571,013,652
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 23,446,023
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017280 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Core Equity Fund(formerly, Delaware Ivy Core Equity Fund)
Class Name	Class Y
Trading Symbol	WCEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class Y) returned 7.99% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class Y) – including sales charge	7.99%	18.91%	11.67%
Macquarie Core Equity Fund (Class Y) – excluding sales charge	7.99%	18.91%	11.67%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,571,013,652
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 23,446,023
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017281 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class A
Trading Symbol	WHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$101	1.00%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%	[7]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class A) returned 2.26% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class A) – including sales charge	-2.40%	5.50%	3.15%
Macquarie High Income Fund (Class A) – excluding sales charge	2.26%	6.75%	3.76%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 2,372,192,579
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 12,528,034
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund Change [Text Block]
Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class A increased from 0.89% to 1.00%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class A increased from 0.89% to 1.00%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017283 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class C
Trading Symbol	WRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$176	1.75%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.63% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.75%	[8]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class C) returned 1.32% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class C) – including sales charge	0.36%	5.95%	3.17%
Macquarie High Income Fund (Class C) – excluding sales charge	1.32%	5.95%	3.17%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 2,372,192,579
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 12,528,034
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund Change [Text Block]
Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class C increased from 1.64% to 1.75%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class C increased from 1.64% to 1.75%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122150 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class R
Trading Symbol	IYHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$126	1.25%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.25%	[9]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class R) returned 1.83% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class R) – including sales charge	1.83%	6.39%	3.40%
Macquarie High Income Fund (Class R) – excluding sales charge	1.83%	6.39%	3.40%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 2,372,192,579
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 12,528,034
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund Change [Text Block]
Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class R increased from 1.14% to 1.25%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class R increased from 1.14% to 1.25%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000045546 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Institutional Class
Trading Symbol	IVHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$76	0.75%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%	[10]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Institutional Class) returned 2.34% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Institutional Class) – including sales charge	2.34%	6.97%	3.99%
Macquarie High Income Fund (Institutional Class) – excluding sales charge	2.34%	6.97%	3.99%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 2,372,192,579
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 12,528,034
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund Change [Text Block]
Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Institutional Class increased from 0.64% to 0.75%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Institutional Class increased from 0.64% to 0.75%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146681 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class R6
Trading Symbol	IHIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$67	0.66%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.54% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%	[11]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class R6) returned 2.60% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class R6) – including sales charge	2.60%	7.11%	4.14%
Macquarie High Income Fund (Class R6) – excluding sales charge	2.60%	7.11%	4.14%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 2,372,192,579
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 12,528,034
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund Change [Text Block]
Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.54% (excluding certain items). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class R6 increased from 0.55% to 0.66%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.54% (excluding certain items). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class R6 increased from 0.55% to 0.66%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017284 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie High Income Fund(formerly, Delaware Ivy High Income Fund)
Class Name	Class Y
Trading Symbol	WHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$101	1.00%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%	[12]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class Y) returned 2.08% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class Y) – including sales charge	2.08%	6.72%	3.74%
Macquarie High Income Fund (Class Y) – excluding sales charge	2.08%	6.72%	3.74%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 2,372,192,579
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 12,528,034
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund Change [Text Block]
Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class Y increased from 0.89% to 1.00%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class Y increased from 0.89% to 1.00%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017290 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class A
Trading Symbol	WLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$92	0.90%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.89% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%	[13]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class A) returned 5.29% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class A) – including sales charge	-0.75%	16.51%	13.15%
Macquarie Large Cap Growth Fund (Class A) – excluding sales charge	5.29%	17.90%	13.82%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 7,706,122,610
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 40,601,039
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017292 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class C
Trading Symbol	WLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$169	1.65%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.64% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.65%	[14]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class C) returned 4.50% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class C) – including sales charge	3.50%	16.96%	13.11%
Macquarie Large Cap Growth Fund (Class C) – excluding sales charge	4.50%	16.96%	13.11%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 7,706,122,610
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 40,601,039
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017289 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class R
Trading Symbol	WLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$118	1.15%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.14% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%	[15]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class R) returned 5.06% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class R) – including sales charge	5.06%	17.52%	13.44%
Macquarie Large Cap Growth Fund (Class R) – excluding sales charge	5.06%	17.52%	13.44%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 7,706,122,610
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 40,601,039
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000045547 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$67	0.65%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.64% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%	[16]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Institutional Class) returned 5.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Institutional Class) – including sales charge	5.57%	18.23%	14.14%
Macquarie Large Cap Growth Fund (Institutional Class) – excluding sales charge	5.57%	18.23%	14.14%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 7,706,122,610
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 40,601,039
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146682 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class R6
Trading Symbol	ILGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$59	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.56% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%	[17]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class R6) returned 5.65% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class R6) – including sales charge	5.65%	18.26%	14.23%
Macquarie Large Cap Growth Fund (Class R6) – excluding sales charge	5.65%	18.26%	14.23%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 7,706,122,610
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 40,601,039
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017293 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Large Cap Growth Fund(formerly, Delaware Ivy Large Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WLGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$92	0.90%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.89% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%	[18]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class Y) returned 5.31% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class Y) – including sales charge	5.31%	17.89%	13.85%
Macquarie Large Cap Growth Fund (Class Y) – excluding sales charge	5.31%	17.89%	13.85%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 7,706,122,610
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 40,601,039
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017299 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class A
Trading Symbol	WMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$98	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.05%	[19]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class A) returned -12.78% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class A) – including sales charge	-17.80%	9.19%	7.82%
Macquarie Mid Cap Growth Fund (Class A) – excluding sales charge	-12.78%	10.49%	8.46%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,966,757,436
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 38,712,004
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017301 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class C
Trading Symbol	WMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$168	1.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.80%	[20]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class C) returned -13.41% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class C) – including sales charge	-14.19%	9.64%	7.81%
Macquarie Mid Cap Growth Fund (Class C) – excluding sales charge	-13.41%	9.64%	7.81%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,966,757,436
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 38,712,004
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017298 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class R
Trading Symbol	WMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$122	1.30%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.30%	[21]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class R) returned -13.02% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class R) – including sales charge	-13.02%	10.13%	8.11%
Macquarie Mid Cap Growth Fund (Class R) – excluding sales charge	-13.02%	10.13%	8.11%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,966,757,436
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 38,712,004
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000045549 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$75	0.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.80%	[22]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Institutional Class) returned -12.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Institutional Class) – including sales charge	-12.57%	10.82%	8.80%
Macquarie Mid Cap Growth Fund (Institutional Class) – excluding sales charge	-12.57%	10.82%	8.80%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,966,757,436
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 38,712,004
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146684 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class R6
Trading Symbol	IGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$65	0.69%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.68% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.69%	[23]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class R6) returned -12.49% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class R6) – including sales charge	-12.49%	10.86%	8.88%
Macquarie Mid Cap Growth Fund (Class R6) – excluding sales charge	-12.49%	10.86%	8.88%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,966,757,436
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 38,712,004
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%

Material Fund Change [Text Block]
Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.68% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.68% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000017302 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Growth Fund(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$98	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.05%	[24]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class Y) returned -12.78% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class Y) – including sales charge	-12.78%	10.48%	8.48%
Macquarie Mid Cap Growth Fund (Class Y) – excluding sales charge	-12.78%	10.48%	8.48%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 4,966,757,436
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 38,712,004
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000030961 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class A
Trading Symbol	IEYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.24%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class A) returned -5.52% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class A) – including sales charge	-10.91%	22.35%	-4.40%
Macquarie Climate Solutions Fund (Class A) – excluding sales charge	-5.52%	23.83%	-3.83%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 98,527,511
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 743,214
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000030963 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class C
Trading Symbol	IEYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.99%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class C) returned -6.29% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class C) – including sales charge	-7.22%	22.92%	-4.38%
Macquarie Climate Solutions Fund (Class C) – excluding sales charge	-6.29%	22.92%	-4.38%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 98,527,511
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 743,214
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122152 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class R
Trading Symbol	IYEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.49%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class R) returned -5.72% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class R) – including sales charge	-5.72%	23.45%	-4.11%
Macquarie Climate Solutions Fund (Class R) – excluding sales charge	-5.72%	23.45%	-4.11%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 98,527,511
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 743,214
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000045550 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Institutional Class
Trading Symbol	IVEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Institutional Class) returned -5.32% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Institutional Class) – including sales charge	-5.32%	24.22%	-3.50%
Macquarie Climate Solutions Fund (Institutional Class) – excluding sales charge	-5.32%	24.22%	-3.50%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 98,527,511
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 743,214
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146685 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class R6
Trading Symbol	IENRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.82%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class R6) returned -5.17% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class R6) – including sales charge	-5.17%	24.27%	-3.43%
Macquarie Climate Solutions Fund (Class R6) – excluding sales charge	-5.17%	24.27%	-3.43%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 98,527,511
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 743,214
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.82% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.88% to 0.82%.
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
Material Fund Change Expenses [Text Block]
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.82% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.88% to 0.82%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000030964 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Climate Solutions Fund(formerly, Delaware Climate Solutions Fund)
Class Name	Class Y
Trading Symbol	IEYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$121	1.24%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class Y) returned -5.63% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class Y) – including sales charge	-5.63%	23.82%	-3.79%
Macquarie Climate Solutions Fund (Class Y) – excluding sales charge	-5.63%	23.82%	-3.79%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index.
Prior Market Index Comparison [Text Block]	Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 98,527,511
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 743,214
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073854 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class A
Trading Symbol	IBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class A) returned 6.48% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class A) – including sales charge	0.37%	10.78%	6.16%
Macquarie Balanced Fund (Class A) – excluding sales charge	6.48%	12.10%	6.79%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,470,642,105
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 10,064,649
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073856 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class C
Trading Symbol	IBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.80%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class C) returned 5.66% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class C) – including sales charge	4.66%	11.24%	6.16%
Macquarie Balanced Fund (Class C) – excluding sales charge	5.66%	11.24%	6.16%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,470,642,105
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 10,064,649
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122153 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class R
Trading Symbol	IYBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class R) returned 6.23% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class R) – including sales charge	6.23%	11.76%	6.44%
Macquarie Balanced Fund (Class R) – excluding sales charge	6.23%	11.76%	6.44%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,470,642,105
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 10,064,649
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073858 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Institutional Class
Trading Symbol	IYBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Institutional Class) returned 6.76% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Institutional Class) – including sales charge	6.76%	12.37%	7.05%
Macquarie Balanced Fund (Institutional Class) – excluding sales charge	6.76%	12.37%	7.05%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,470,642,105
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 10,064,649
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146686 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class R6
Trading Symbol	IBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class R6) returned 6.86% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class R6) – including sales charge	6.86%	12.49%	7.19%
Macquarie Balanced Fund (Class R6) – excluding sales charge	6.86%	12.49%	7.19%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,470,642,105
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 10,064,649
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares decreased from 0.76% to 0.71%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
Material Fund Change Expenses [Text Block]	For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares decreased from 0.76% to 0.71%.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073859 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Balanced Fund(formerly, Delaware Ivy Balanced Fund)
Class Name	Class Y
Trading Symbol	IBNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class Y) returned 6.51% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class Y) – including sales charge	6.51%	12.12%	6.80%
Macquarie Balanced Fund (Class Y) – excluding sales charge	6.51%	12.12%	6.80%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,470,642,105
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 10,064,649
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073860 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class A
Trading Symbol	IVINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$116	1.13%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.11% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%	[25]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class A) returned 4.96% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class A) – including sales charge	-1.09%	14.00%	7.76%
Macquarie Global Growth Fund (Class A) – excluding sales charge	4.96%	15.35%	8.40%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 858,325,863
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 5,523,463
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund Change [Text Block]
Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class A of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
Material Fund Change Expenses [Text Block]
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class A of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.85% (excluding certain items, such as 12b-1 fees).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073863 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class C
Trading Symbol	IVNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$193	1.89%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.87% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.89%	[26]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class C) returned 4.17% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class C) – including sales charge	3.19%	14.37%	7.69%
Macquarie Global Growth Fund (Class C) – excluding sales charge	4.17%	14.37%	7.69%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 858,325,863
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 5,523,463
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund Change [Text Block]
Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class C of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
Material Fund Change Expenses [Text Block]
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class C of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.85% (excluding certain items, such as 12b-1 fees).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122154 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class R
Trading Symbol	IYIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$142	1.39%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.37% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%	[27]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class R) returned 4.69% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class R) – including sales charge	4.69%	15.00%	8.09%
Macquarie Global Growth Fund (Class R) – excluding sales charge	4.69%	15.00%	8.09%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 858,325,863
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 5,523,463
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund Change [Text Block]
Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class R of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
Material Fund Change Expenses [Text Block]
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class R of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.85% (excluding certain items, such as 12b-1 fees).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073865 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Institutional Class
Trading Symbol	IGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$91	0.89%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.87% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%	[28]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Institutional Class) returned 5.17% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Institutional Class) – including sales charge	5.17%	15.63%	8.71%
Macquarie Global Growth Fund (Institutional Class) – excluding sales charge	5.17%	15.63%	8.71%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 858,325,863
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 5,523,463
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund Change [Text Block]
Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Institutional Class of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
Material Fund Change Expenses [Text Block]
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Institutional Class of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.85% (excluding certain items, such as 12b-1 fees).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146687 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class R6
Trading Symbol	ITGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$81	0.79%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%	[29]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class R6) returned 5.28% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class R6) – including sales charge	5.28%	15.74%	8.85%
Macquarie Global Growth Fund (Class R6) – excluding sales charge	5.28%	15.74%	8.85%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 858,325,863
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 5,523,463
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund Change [Text Block]
Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class R6 of 0.81% (excluding certain items).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.75% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
Material Fund Change Expenses [Text Block]
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class R6 of 0.81% (excluding certain items).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.75% (excluding certain items).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073861 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Growth Fund(formerly, Delaware Ivy Global Growth Fund)
Class Name	Class Y
Trading Symbol	IVIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$117	1.14%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.12% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%	[30]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class Y) returned 4.92% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class Y) – including sales charge	4.92%	15.34%	8.43%
Macquarie Global Growth Fund (Class Y) – excluding sales charge	4.92%	15.34%	8.43%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 26, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 858,325,863
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 5,523,463
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund Change [Text Block]
Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class Y of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
Material Fund Change Expenses [Text Block]
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class Y of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.85% (excluding certain items, such as 12b-1 fees).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073890 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class A
Trading Symbol	IPOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class A) returned 4.26% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class A) – including sales charge	-1.73%	7.04%	3.42%
Macquarie Systematic Emerging Markets Equity Fund (Class A) – excluding sales charge	4.26%	8.31%	4.03%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 660,493,989
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,692,757
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073892 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class C
Trading Symbol	IPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.80%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class C) returned 3.49% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class C) – including sales charge	2.49%	7.54%	3.44%
Macquarie Systematic Emerging Markets Equity Fund (Class C) – excluding sales charge	3.49%	7.54%	3.44%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 660,493,989
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,692,757
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122158 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class R
Trading Symbol	IYPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class R) returned 3.97% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class R) – including sales charge	3.97%	8.03%	3.75%
Macquarie Systematic Emerging Markets Equity Fund (Class R) – excluding sales charge	3.97%	8.03%	3.75%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 660,493,989
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,692,757
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073894 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Institutional Class
Trading Symbol	IPOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Institutional Class) returned 4.53% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Institutional Class) – including sales charge	4.53%	8.68%	4.41%
Macquarie Systematic Emerging Markets Equity Fund (Institutional Class) – excluding sales charge	4.53%	8.68%	4.41%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 660,493,989
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,692,757
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146689 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class R6
Trading Symbol	IMEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class R6) returned 4.65% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class R6) – including sales charge	4.65%	8.76%	4.49%
Macquarie Systematic Emerging Markets Equity Fund (Class R6) – excluding sales charge	4.65%	8.76%	4.49%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 660,493,989
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,692,757
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073889 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Systematic Emerging Markets Equity Fund(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Name	Class Y
Trading Symbol	IPOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class Y) returned 4.26% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class Y) – including sales charge	4.26%	8.34%	4.08%
Macquarie Systematic Emerging Markets Equity Fund (Class Y) – excluding sales charge	4.26%	8.34%	4.08%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 660,493,989
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,692,757
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073896 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class A
Trading Symbol	IRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class A) returned 8.89% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class A) – including sales charge	2.64%	8.23%	4.00%
Macquarie Real Estate Securities Fund (Class A) – excluding sales charge	8.89%	9.52%	4.62%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,857,817
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 594,368
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Largest Holdings [Text Block]
Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073898 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class C
Trading Symbol	IRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.95%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class C) returned 8.07% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class C) – including sales charge	7.14%	8.60%	3.95%
Macquarie Real Estate Securities Fund (Class C) – excluding sales charge	8.07%	8.60%	3.95%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,857,817
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 594,368
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Largest Holdings [Text Block]
Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073901 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class R
Trading Symbol	IRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class R) returned 8.67% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class R) – including sales charge	8.67%	9.25%	4.38%
Macquarie Real Estate Securities Fund (Class R) – excluding sales charge	8.67%	9.25%	4.38%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,857,817
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 594,368
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Largest Holdings [Text Block]
Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073900 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Institutional Class
Trading Symbol	IREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Institutional Class) returned 9.22% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Institutional Class) – including sales charge	9.22%	9.85%	4.98%
Macquarie Real Estate Securities Fund (Institutional Class) – excluding sales charge	9.22%	9.85%	4.98%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,857,817
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 594,368
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Largest Holdings [Text Block]
Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146690 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class R6
Trading Symbol	IRSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class R6) returned 9.36% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class R6) – including sales charge	9.36%	9.97%	5.12%
Macquarie Real Estate Securities Fund (Class R6) – excluding sales charge	9.36%	9.97%	5.12%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,857,817
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 594,368
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Largest Holdings [Text Block]
Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares decreased from 0.85% to 0.80%.
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
Material Fund Change Expenses [Text Block]	For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares decreased from 0.85% to 0.80%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073895 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Real Estate Securities Fund(formerly, Delaware Real Estate Securities Fund)
Class Name	Class Y
Trading Symbol	IRSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class Y) returned 8.93% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class Y) – including sales charge	8.93%	9.58%	4.73%
Macquarie Real Estate Securities Fund (Class Y) – excluding sales charge	8.93%	9.58%	4.73%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 95,857,817
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 594,368
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Largest Holdings [Text Block]
Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073903 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class A
Trading Symbol	IYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.14%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class A) returned 0.29% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class A) – including sales charge	-5.50%	12.78%	6.78%
Macquarie Smid Cap Core Fund (Class A) – excluding sales charge	0.29%	14.13%	7.41%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 323,481,870
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 2,302,518
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073905 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class C
Trading Symbol	IYSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.89%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class C) returned -0.49% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class C) – including sales charge	-1.49%	13.26%	6.82%
Macquarie Smid Cap Core Fund (Class C) – excluding sales charge	-0.49%	13.26%	6.82%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 323,481,870
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 2,302,518
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122159 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class R
Trading Symbol	IYSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$139	1.39%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class R) returned 0.00% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class R) – including sales charge	0.00%	13.82%	7.15%
Macquarie Smid Cap Core Fund (Class R) – excluding sales charge	0.00%	13.82%	7.15%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 323,481,870
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 2,302,518
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073907 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Institutional Class
Trading Symbol	IVVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Institutional Class) returned 0.50% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Institutional Class) – including sales charge	0.50%	14.53%	7.83%
Macquarie Smid Cap Core Fund (Institutional Class) – excluding sales charge	0.50%	14.53%	7.83%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 323,481,870
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 2,302,518
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146691 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class R6
Trading Symbol	ISPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class R6) returned 0.62% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class R6) – including sales charge	0.62%	14.57%	7.91%
Macquarie Smid Cap Core Fund (Class R6) – excluding sales charge	0.62%	14.57%	7.91%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 323,481,870
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 2,302,518
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.77% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.77% (excluding certain items).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073902 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Smid Cap Core Fund(formerly, Delaware Ivy Smid Cap Core Fund)
Class Name	Class Y
Trading Symbol	IYSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$114	1.14%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class Y) returned 0.25% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class Y) – including sales charge	0.25%	14.15%	7.49%
Macquarie Smid Cap Core Fund (Class Y) – excluding sales charge	0.25%	14.15%	7.49%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 323,481,870
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 2,302,518
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073942 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class A
Trading Symbol	IVSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$98	0.96%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%	[31]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class A) returned 3.82% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class A) – including sales charge	-0.84%	1.69%	1.72%
Macquarie Global Bond Fund (Class A) – excluding sales charge	3.82%	2.89%	2.33%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 484,204,903
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,288,878
Investment Company Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073939 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class C
Trading Symbol	IVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$174	1.71%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.70% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.71%	[32]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class C) returned 3.01% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class C) – including sales charge	2.01%	2.11%	1.72%
Macquarie Global Bond Fund (Class C) – excluding sales charge	3.01%	2.11%	1.72%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 484,204,903
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,288,878
Investment Company Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122165 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class R
Trading Symbol	IYGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$123	1.21%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%	[33]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class R) returned 3.50% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class R) – including sales charge	3.50%	2.52%	1.90%
Macquarie Global Bond Fund (Class R) – excluding sales charge	3.50%	2.52%	1.90%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 484,204,903
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,288,878
Investment Company Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073940 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Institutional Class
Trading Symbol	IVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$72	0.71%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.70% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%	[34]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Institutional Class) returned 3.97% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Institutional Class) – including sales charge	3.97%	3.11%	2.57%
Macquarie Global Bond Fund (Institutional Class) – excluding sales charge	3.97%	3.11%	2.57%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 484,204,903
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,288,878
Investment Company Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146697 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class R6
Trading Symbol	IVBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$59	0.58%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.57% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%	[35]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class R6) returned 4.22% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class R6) – including sales charge	4.22%	3.18%	2.61%
Macquarie Global Bond Fund (Class R6) – excluding sales charge	4.22%	3.18%	2.61%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 484,204,903
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,288,878
Investment Company Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.57% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.64% to 0.58%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
Material Fund Change Expenses [Text Block]
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.57% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.64% to 0.58%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073941 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Bond Fund(formerly, Delaware Ivy Global Bond Fund)
Class Name	Class Y
Trading Symbol	IVSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$98	0.96%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%	[36]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class Y) returned 3.84% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class Y) – including sales charge	3.84%	2.91%	2.34%
Macquarie Global Bond Fund (Class Y) – excluding sales charge	3.84%	2.91%	2.34%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 484,204,903
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,288,878
Investment Company Portfolio Turnover	226.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073949 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class A
Trading Symbol	IGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.39%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class A) returned -1.80% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class A) – including sales charge	-7.47%	15.27%	0.09%
Macquarie Natural Resources Fund (Class A) – excluding sales charge	-1.80%	16.64%	0.68%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 166,627,567
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,475,399
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class A shares increased from 1.20% to 1.39%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class A shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
Material Fund Change Expenses [Text Block]
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class A shares increased from 1.20% to 1.39%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class A shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073944 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class C
Trading Symbol	IGNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.14%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class C) returned -2.52% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class C) – including sales charge	-3.44%	15.84%	0.16%
Macquarie Natural Resources Fund (Class C) – excluding sales charge	-2.52%	15.84%	0.16%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 166,627,567
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,475,399
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class C shares from 1.95% to 2.14%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class C shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
Material Fund Change Expenses [Text Block]
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class C shares from 1.95% to 2.14%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class C shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073947 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class R
Trading Symbol	IGNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$162	1.64%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class R) returned -2.00% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class R) – including sales charge	-2.00%	16.51%	0.60%
Macquarie Natural Resources Fund (Class R) – excluding sales charge	-2.00%	16.51%	0.60%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 166,627,567
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,475,399
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R shares increased from 1.45% to 1.64%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class R shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
Material Fund Change Expenses [Text Block]
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R shares increased from 1.45% to 1.64%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class R shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073946 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Institutional Class
Trading Symbol	IGNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	1.14%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Institutional Class) returned -1.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Institutional Class) – including sales charge	-1.57%	17.15%	1.16%
Macquarie Natural Resources Fund (Institutional Class) – excluding sales charge	-1.57%	17.15%	1.16%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 166,627,567
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,475,399
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Institutional Class shares increased from 0.95% to 1.14%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Institutional Class shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
Material Fund Change Expenses [Text Block]
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Institutional Class shares increased from 0.95% to 1.14%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Institutional Class shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146698 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class R6
Trading Symbol	INRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class R6) returned -1.41% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class R6) – including sales charge	-1.41%	17.27%	1.31%
Macquarie Natural Resources Fund (Class R6) – excluding sales charge	-1.41%	17.27%	1.31%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 166,627,567
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,475,399
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares increased from 0.92% to 0.98%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class R6 shares of 0.92% (excluding certain items) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
Material Fund Change Expenses [Text Block]
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares increased from 0.92% to 0.98%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class R6 shares of 0.92% (excluding certain items) that had previously been in place.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073948 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Natural Resources Fund(formerly, Delaware Ivy Natural Resources Fund)
Class Name	Class Y
Trading Symbol	IGNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$138	1.39%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class Y) returned -1.79% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class Y) – including sales charge	-1.79%	16.86%	0.92%
Macquarie Natural Resources Fund (Class Y) – excluding sales charge	-1.79%	16.86%	0.92%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 166,627,567
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,475,399
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Largest Holdings [Text Block]
Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class Y shares increased from 1.20% to 1.39%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class Y shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
Material Fund Change Expenses [Text Block]
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class Y shares increased from 1.20% to 1.39%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class Y shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073961 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class A
Trading Symbol	IVIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$107	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%	[37]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class A) returned 4.75% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class A) – including sales charge	-1.27%	10.80%	3.68%
Macquarie International Core Equity Fund (Class A) – excluding sales charge	4.75%	12.12%	4.29%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 03, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,441,389,635
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,536,802
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Largest Holdings [Text Block]
Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective May 3, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073958 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class C
Trading Symbol	IVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$184	1.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.77% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.80%	[38]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class C) returned 3.95% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class C) – including sales charge	2.95%	11.31%	3.73%
Macquarie International Core Equity Fund (Class C) – excluding sales charge	3.95%	11.31%	3.73%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 03, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,441,389,635
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,536,802
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Largest Holdings [Text Block]
Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective May 3, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000122166 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class R
Trading Symbol	IYITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$133	1.30%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.27% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%	[39]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class R) returned 4.44% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class R) – including sales charge	4.44%	11.79%	4.00%
Macquarie International Core Equity Fund (Class R) – excluding sales charge	4.44%	11.79%	4.00%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 03, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,441,389,635
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,536,802
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Largest Holdings [Text Block]
Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective May 3, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073960 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Institutional Class
Trading Symbol	ICEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$82	0.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[40]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Institutional Class) returned 5.00% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Institutional Class) – including sales charge	5.00%	12.49%	4.65%
Macquarie International Core Equity Fund (Institutional Class) – excluding sales charge	5.00%	12.49%	4.65%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 03, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,441,389,635
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,536,802
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Largest Holdings [Text Block]
Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective May 3, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146700 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class R6
Trading Symbol	IINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$70	0.68%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.65% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%	[41]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class R6) returned 5.14% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class R6) – including sales charge	5.14%	12.52%	4.73%
Macquarie International Core Equity Fund (Class R6) – excluding sales charge	5.14%	12.52%	4.73%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 03, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,441,389,635
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,536,802
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Largest Holdings [Text Block]
Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.65% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective May 3, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.65% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000073956 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie International Core Equity Fund(formerly, Delaware Ivy International Core Equity Fund)
Class Name	Class Y
Trading Symbol	IVVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$107	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%	[42]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class Y) returned 4.75% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class Y) – including sales charge	4.75%	12.14%	4.33%
Macquarie International Core Equity Fund (Class Y) – excluding sales charge	4.75%	12.14%	4.33%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 03, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,441,389,635
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 8,536,802
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Largest Holdings [Text Block]
Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective May 3, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146475 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class A
Trading Symbol	IVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.08%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class A) returned 0.76% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class A) – including sales charge	-5.04%	14.31%	7.82%
Macquarie Mid Cap Income Opportunities Fund (Class A) – excluding sales charge	0.76%	15.67%	8.46%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 931,539,517
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 7,157,917
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146476 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class C
Trading Symbol	IVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.83%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class C) returned -0.02% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class C) – including sales charge	-0.93%	14.82%	7.82%
Macquarie Mid Cap Income Opportunities Fund (Class C) – excluding sales charge	-0.02%	14.82%	7.82%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 931,539,517
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 7,157,917
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146479 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class R
Trading Symbol	IVORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.33%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class R) returned 0.45% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class R) – including sales charge	0.45%	15.33%	8.10%
Macquarie Mid Cap Income Opportunities Fund (Class R) – excluding sales charge	0.45%	15.33%	8.10%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 931,539,517
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 7,157,917
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146478 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Institutional Class
Trading Symbol	IVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Institutional Class) returned 0.94% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Institutional Class) – including sales charge	0.94%	16.05%	8.81%
Macquarie Mid Cap Income Opportunities Fund (Institutional Class) – excluding sales charge	0.94%	16.05%	8.81%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 931,539,517
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 7,157,917
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146481 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class R6
Trading Symbol	IVOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class R6) returned 1.06% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class R6) – including sales charge	1.06%	16.10%	8.86%
Macquarie Mid Cap Income Opportunities Fund (Class R6) – excluding sales charge	1.06%	16.10%	8.86%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Jul. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 931,539,517
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 7,157,917
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.73% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.73% (excluding certain items).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000146480 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Mid Cap Income Opportunities Fund(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Name	Class Y
Trading Symbol	IVOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$108	1.08%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class Y) returned 0.70% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class Y) – including sales charge	0.70%	15.66%	8.45%
Macquarie Mid Cap Income Opportunities Fund (Class Y) – excluding sales charge	0.70%	15.66%	8.45%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 931,539,517
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 7,157,917
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%

Material Fund Change [Text Block]
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature

[1]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if non-recurring expenses were not included.
[2]	Costs paid as a percentage of a $10,000 investment would have been 1.88% if non-recurring expenses were not included.
[3]	Costs paid as a percentage of a $10,000 investment would have been 1.38% if non-recurring expenses were not included.
[4]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if non-recurring expenses were not included.
[5]	Costs paid as a percentage of a $10,000 investment would have been 0.76% if non-recurring expenses were not included.
[6]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if non-recurring expenses were not included.
[7]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if tax and non-recurring expenses were not included.
[8]	Costs paid as a percentage of a $10,000 investment would have been 1.63% if tax and non-recurring expenses were not included.
[9]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if tax and non-recurring expenses were not included.
[10]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if tax and non-recurring expenses were not included.
[11]	Costs paid as a percentage of a $10,000 investment would have been 0.54% if tax and non-recurring expenses were not included.
[12]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if tax and non-recurring expenses were not included.
[13]	Costs paid as a percentage of a $10,000 investment would have been 0.89% if non-recurring expenses were not included.
[14]	Costs paid as a percentage of a $10,000 investment would have been 1.64% if non-recurring expenses were not included.
[15]	Costs paid as a percentage of a $10,000 investment would have been 1.14% if non-recurring expenses were not included.
[16]	Costs paid as a percentage of a $10,000 investment would have been 0.64% if non-recurring expenses were not included.
[17]	Costs paid as a percentage of a $10,000 investment would have been 0.56% if non-recurring expenses were not included.
[18]	Costs paid as a percentage of a $10,000 investment would have been 0.89% if non-recurring expenses were not included.
[19]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.
[20]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if non-recurring expenses were not included.
[21]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if non-recurring expenses were not included.
[22]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if non-recurring expenses were not included.
[23]	Costs paid as a percentage of a $10,000 investment would have been 0.68% if non-recurring expenses were not included.
[24]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.
[25]	Costs paid as a percentage of a $10,000 investment would have been 1.11% if non-recurring expenses were not included.
[26]	Costs paid as a percentage of a $10,000 investment would have been 1.87% if non-recurring expenses were not included.
[27]	Costs paid as a percentage of a $10,000 investment would have been 1.37% if non-recurring expenses were not included.
[28]	Costs paid as a percentage of a $10,000 investment would have been 0.87% if non-recurring expenses were not included.
[29]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if non-recurring expenses were not included.
[30]	Costs paid as a percentage of a $10,000 investment would have been 1.12% if non-recurring expenses were not included.
[31]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.
[32]	Costs paid as a percentage of a $10,000 investment would have been 1.70% if non-recurring expenses were not included.
[33]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.
[34]	Costs paid as a percentage of a $10,000 investment would have been 0.70% if non-recurring expenses were not included.
[35]	Costs paid as a percentage of a $10,000 investment would have been 0.57% if non-recurring expenses were not included.
[36]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.
[37]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if non-recurring expenses were not included.
[38]	Costs paid as a percentage of a $10,000 investment would have been 1.77% if non-recurring expenses were not included.
[39]	Costs paid as a percentage of a $10,000 investment would have been 1.27% if non-recurring expenses were not included.
[40]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if non-recurring expenses were not included.
[41]	Costs paid as a percentage of a $10,000 investment would have been 0.65% if non-recurring expenses were not included.
[42]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if non-recurring expenses were not included.